Long-Term Loan (Details) - Scheduel of Obligation is Payable - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Scheduel of Obligation is Payable [Abstract]
2025	$ 20,132	$ 19,539
2026	22,694	22,024
2027	25,581	24,826
2028	28,835	27,984
2029	13,071	20,608
Total long-term debt payment	110,313	114,981
Current portion of long-term debt	$ (20,132)	(19,539)
Long-term debt – non-current portion		$ 95,442